Document and Entity Information	12 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Farmmi, Inc.
Entity Central Index Key	0001701261
Document Type	F-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false